INCOME TAXES - Schedule Of Components Of Income Tax Expense Benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Current income tax (expense)	$ (256,030)	$ (1,154,780)
Deferred tax benefit	4,255,391	20,055,500
Total credit for income taxes	$ 3,999,361	$ 18,900,720